Note 17 - Tax Expense - Recognised Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Statement Line Items [Line Items]
Deferred tax asset	$ 1,545		$ 1,265
Deferred tax liability	(9,385)		(5,412)
Net deferred tax asset (liability)	(7,840)	[1]	(4,147)	[1]	$ (3,066)
Property, plant, and equipment deferred tax liability [member]
Statement Line Items [Line Items]
Deferred tax asset	0		0
Deferred tax liability	(9,328)		(5,380)
Net deferred tax asset (liability)	(9,328)		(5,380)		(4,117)
Evaluation and exploration assets [member]
Statement Line Items [Line Items]
Deferred tax asset	0		0
Deferred tax liability	(47)		(29)
Net deferred tax asset (liability)	(47)		(29)		(78)
Allowance for obsolete stock deferred tax asset [member]
Statement Line Items [Line Items]
Deferred tax asset	3		13
Deferred tax liability	0		0
Net deferred tax asset (liability)	3		13		22
Prepayments deferred tax liability [member]
Statement Line Items [Line Items]
Deferred tax asset	0		0
Deferred tax liability	(10)		(3)
Net deferred tax asset (liability)	(10)		(3)		(4)
Unrealised foreign exchange gains (losses) [member]
Statement Line Items [Line Items]
Deferred tax asset	499		530
Deferred tax liability	0		0
Net deferred tax asset (liability)	499		530		309
Trade and Other Payables 1 [Member]
Statement Line Items [Line Items]
Deferred tax asset	989		636
Deferred tax liability	0		0
Net deferred tax asset (liability)	989		636
Cash-settled awards [member]
Statement Line Items [Line Items]
Deferred tax asset	0		8
Deferred tax liability	0		0
Net deferred tax asset (liability)	0		8		5
Provisions [member]
Statement Line Items [Line Items]
Deferred tax asset	54		60
Deferred tax liability	0		0
Net deferred tax asset (liability)	54		60		$ 58
Other Temporary Differences 1 [Member]
Statement Line Items [Line Items]
Deferred tax asset	0		18
Deferred tax liability	0		0
Net deferred tax asset (liability)	$ 0		$ 18

[1]	The net deferred tax liability consists of a deferred tax asset of $194 (2020: $87, January 1, 2020: $63) from the South African operation and a net deferred tax liability of $8,034 (2020: $4,234, January 1, 2020: $3,129) due to the Zimbabwean operation. The amounts are in different tax jurisdictions and cannot be offset. The amounts are presented as part of Non-current assets and Non-current liabilities in the Statements of financial position. The deferred tax asset recognised is supported by evidence of probable future taxable income.